Equity - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 Vote ₨ / shares shares	Jul. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2016 ₨ / shares shares
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	3,500,000,000		3,500,000,000	3,500,000,000
Par value per share | ₨ / shares	₨ 2		₨ 2	₨ 2
Number of shares issued includes partly paid up shares	570		570	68,750
Ordinary shares [Member] | Subsequent Event [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		4,000,000,000
Par value per share | ₨ / shares		₨ 2
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	1,000,000,000		1,000,000,000	1,000,000,000
Par value per share | ₨ / shares	₨ 2		₨ 2	₨ 2
Number of votes for every ten 'A' Ordinary share held | Vote	1
Number of 'A' Ordinary share needed for one vote	10
Percentage points more than the aggregate rate of dividend declared on Ordinary shares that 'A' Ordinary shareholders are entitled to	5.00%
Convertible cumulative preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	300,000,000		300,000,000	300,000,000
Par value per share | ₨ / shares	₨ 100		₨ 100	₨ 100